iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .3%
Boeing Co. (The)
(a)
........................ 1,165,846 $ 212,195,631
BWX Technologies, Inc. .................... 174,009 16,530,855
Curtiss-Wright Corp. ....................... 91,465 24,785,186
General Dynamics Corp. .................... 655,028 190,049,824
General Electric Co. ....................... 2,050,248 325,927,925
Hexcel Corp. ............................ 198,371 12,388,269
Howmet Aerospace, Inc. .................... 912,521 70,839,005
Huntington Ingalls Industries, Inc. .............. 94,693 23,325,727
L3Harris Technologies, Inc. .................. 454,192 102,002,439
Loar Holdings, Inc.
(a)
....................... 3,501 186,988
Lockheed Martin Corp. ..................... 348,297 162,689,529
Northrop Grumman Corp. ................... 334,892 145,996,167
RTX Corp. ............................. 3,190,335 320,277,731
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 243,267 7,996,186
Textron, Inc. ............................ 456,126 39,162,978
TransDigm Group, Inc. ..................... 104,204 133,132,072
Woodward, Inc. .......................... 142,670 24,878,795
1,812,365,307
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 275,041 24,236,613
Expeditors International of Washington, Inc. ....... 283,341 35,358,123
FedEx Corp. ............................ 543,051 162,828,412
GXO Logistics, Inc.
(a) (b)
..................... 281,456 14,213,528
United Parcel Service, Inc. , Class B ............ 1,748,932 239,341,344
475,978,020
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 653,008 45,984,823
BorgWarner, Inc. ......................... 551,453 17,778,845
Gentex Corp. ........................... 554,621 18,696,274
Lear Corp. ............................. 135,359 15,459,351
QuantumScape Corp. , Class A
(a) (b)
............. 884,691 4,352,680
102,271,973
a
Automobiles  —  0 .5%
Ford Motor Co. .......................... 9,417,420 118,094,447
General Motors Co. ....................... 2,720,391 126,389,366
Harley-Davidson, Inc. ...................... 290,146 9,731,497
Lucid Group, Inc.
(a) (b)
....................... 2,128,210 5,554,628
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,973,180 26,480,075
Thor Industries, Inc. ....................... 121,942 11,395,480
297,645,493
a
Banks  —  6 .9%
Bank of America Corp. ..................... 16,283,838 647,608,237
Bank OZK ............................. 254,815 10,447,415
BOK Financial Corp. ....................... 54,393 4,984,574
Citigroup, Inc. ........................... 4,598,249 291,804,882
Citizens Financial Group, Inc. ................ 1,095,794 39,481,458
Columbia Banking System, Inc. ............... 499,938 9,943,767
Comerica, Inc. ........................... 317,493 16,204,843
Commerce Bancshares, Inc. ................. 285,655 15,933,836
Cullen/Frost Bankers, Inc. ................... 141,010 14,330,846
East West Bancorp, Inc. .................... 330,800 24,224,484
Fifth Third Bancorp ....................... 1,637,653 59,757,958
First Citizens BancShares, Inc. , Class A .......... 28,731 48,371,799
First Hawaiian, Inc. ....................... 305,403 6,340,166
First Horizon Corp. ........................ 1,308,836 20,640,344
FNB Corp. ............................. 852,835 11,666,783
Huntington Bancshares, Inc. ................. 3,462,339 45,633,628
JPMorgan Chase & Co. .................... 6,876,791 1,390,899,748
KeyCorp ............................... 2,219,295 31,536,182
Security Shares Value
a
Banks (continued)
M&T Bank Corp. ......................... 398,534 $ 60,322,106
Pinnacle Financial Partners, Inc. ............... 181,726 14,545,349
PNC Financial Services Group, Inc. (The) ........ 952,552 148,102,785
Popular, Inc. ............................ 153,401 13,565,250
Prosperity Bancshares, Inc. .................. 215,100 13,151,214
Regions Financial Corp. .................... 2,203,220 44,152,529
Synovus Financial Corp. .................... 349,923 14,063,405
TFS Financial Corp. ....................... 130,310 1,644,512
Truist Financial Corp. ...................... 3,201,700 124,386,045
U.S. Bancorp ........................... 3,740,323 148,490,823
Webster Financial Corp. .................... 409,237 17,838,641
Wells Fargo & Co. ........................ 8,407,375 499,314,001
Western Alliance Bancorp ................... 257,425 16,171,438
Wintrust Financial Corp. .................... 147,005 14,488,813
Zions Bancorp NA ........................ 346,753 15,038,678
3,835,086,539
a
Beverages  —  1 .1%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 17,378 5,301,159
Brown-Forman Corp. , Class A ................ 116,739 5,151,692
Brown-Forman Corp. , Class B , NVS ............ 413,138 17,843,430
Coca-Cola Co. (The) ...................... 3,977,229 253,150,626
Coca-Cola Consolidated, Inc. ................. 14,142 15,344,070
Constellation Brands, Inc. , Class A ............. 382,166 98,323,669
Keurig Dr Pepper, Inc. ..................... 2,542,863 84,931,624
Molson Coors Beverage Co. , Class B ........... 419,707 21,333,707
Monster Beverage Corp.
(a)
................... 363,078 18,135,746
PepsiCo, Inc. ........................... 692,713 114,249,155
633,764,878
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 2,414,518 414,138,127
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 33,919 8,242,317
Amgen, Inc. ............................ 284,358 88,847,657
Biogen, Inc.
(a)
........................... 349,366 80,990,026
BioMarin Pharmaceutical, Inc.
(a)
............... 452,790 37,278,201
Exact Sciences Corp.
(a) (b)
.................... 264,645 11,181,251
Exelixis, Inc.
(a)
........................... 113,934 2,560,097
Gilead Sciences, Inc. ...................... 2,994,339 205,441,599
GRAIL, Inc.
(a) (b)
.......................... 63,638 978,116
Incyte Corp.
(a) (b)
.......................... 418,340 25,359,771
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 24,343 1,160,187
Moderna, Inc.
(a) (b)
......................... 775,065 92,038,969
Regeneron Pharmaceuticals, Inc.
(a)
............. 229,655 241,374,295
Roivant Sciences, Ltd.
(a)
.................... 840,374 8,882,753
United Therapeutics Corp.
(a)
.................. 104,716 33,357,282
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 310,173 145,384,288
1,397,214,936
a
Broadline Retail  —  0 .2%
Dillard's, Inc. , Class A ...................... 7,369 3,245,234
eBay, Inc. .............................. 1,213,806 65,205,658
Etsy, Inc.
(a) (b)
............................ 97,047 5,723,832
Kohl's Corp. ............................ 264,830 6,088,442
Macy's, Inc. ............................ 656,628 12,607,257
Nordstrom, Inc. .......................... 239,849 5,089,596
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 146,165 14,349,018
112,309,037
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 288,181 23,567,442
Advanced Drainage Systems, Inc. ............. 98,946 15,869,949
Allegion PLC ............................ 209,715 24,777,827
Armstrong World Industries, Inc. ............... 69,065 7,820,921
AZEK Co., Inc. (The) , Class A
(a)
............... 102,576 4,321,527

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a)
.................. 261,590 $ 36,206,672
Carlisle Companies, Inc. .................... 98,704 39,995,848
Carrier Global Corp. ....................... 2,012,316 126,936,893
Fortune Brands Innovations, Inc. .............. 299,042 19,419,788
Hayward Holdings, Inc.
(a) (b)
................... 343,404 4,223,869
Johnson Controls International PLC ............ 1,633,206 108,559,203
Masco Corp. ............................ 527,708 35,182,292
Owens Corning .......................... 206,869 35,937,283
Simpson Manufacturing Co., Inc. .............. 92,065 15,515,714
Trane Technologies PLC .................... 357,917 117,729,639
616,064,867
a
Capital Markets  —  4 .7%
Affiliated Managers Group, Inc. ............... 76,602 11,967,531
Ameriprise Financial, Inc. ................... 21,146 9,033,360
Bank of New York Mellon Corp. (The) ........... 1,796,159 107,571,963
BlackRock, Inc.
(c)
......................... 354,201 278,869,531
Carlyle Group, Inc. (The) .................... 524,977 21,077,827
Cboe Global Markets, Inc. ................... 252,970 43,020,078
Charles Schwab Corp. (The) ................. 3,219,772 237,264,999
CME Group, Inc. , Class A ................... 862,389 169,545,677
Coinbase Global, Inc. , Class A
(a) (b)
.............. 75,738 16,831,256
Evercore, Inc. , Class A ..................... 86,003 17,925,605
FactSet Research Systems, Inc. ............... 58,912 24,052,002
Franklin Resources, Inc. .................... 683,266 15,270,995
Goldman Sachs Group, Inc. (The) ............. 553,091 250,174,121
Houlihan Lokey, Inc. , Class A ................. 111,982 15,101,893
Interactive Brokers Group, Inc. , Class A .......... 249,062 30,535,001
Intercontinental Exchange, Inc. ............... 1,363,134 186,599,413
Invesco Ltd. ............................ 876,123 13,106,800
Janus Henderson Group PLC ................ 309,889 10,446,358
Jefferies Financial Group, Inc. ................ 310,091 15,430,128
KKR & Co., Inc. .......................... 1,150,333 121,061,045
Lazard, Inc. ............................ 16,796 641,271
MarketAxess Holdings, Inc. .................. 88,571 17,761,143
Morgan Stanley .......................... 2,620,844 254,719,828
MSCI, Inc. , Class A ....................... 77,577 37,372,720
Nasdaq, Inc. ............................ 889,943 53,627,965
Northern Trust Corp. ....................... 485,018 40,731,812
Raymond James Financial, Inc. ............... 453,441 56,049,842
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,592,564 36,167,128
S&P Global, Inc. ......................... 750,850 334,879,100
SEI Investments Co. ....................... 242,350 15,677,622
State Street Corp. ........................ 722,825 53,489,050
Stifel Financial Corp. ...................... 238,023 20,029,635
T Rowe Price Group, Inc. ................... 526,024 60,655,827
TPG, Inc. , Class A ........................ 151,499 6,279,634
Tradeweb Markets, Inc. , Class A
(b)
............. 168,396 17,849,976
Virtu Financial, Inc. , Class A .................. 219,627 4,930,626
XP, Inc. , Class A ......................... 879,495 15,470,317
2,621,219,079
a
Chemicals  —  2 .5%
Air Products and Chemicals, Inc. .............. 532,442 137,396,658
Albemarle Corp. ......................... 281,297 26,869,489
Ashland, Inc. ............................ 119,744 11,314,611
Axalta Coating Systems Ltd.
(a)
................ 528,102 18,045,245
Celanese Corp. .......................... 198,984 26,840,952
CF Industries Holdings, Inc. .................. 448,910 33,273,209
Chemours Co. (The) ....................... 331,006 7,470,805
Corteva, Inc. ............................ 1,677,657 90,492,819
Dow, Inc. .............................. 1,687,963 89,546,437
DuPont de Nemours, Inc. ................... 1,002,974 80,729,377
Eastman Chemical Co. ..................... 280,418 27,472,551
Ecolab, Inc. ............................ 79,049 18,813,662
Security Shares Value
a
Chemicals (continued)
Element Solutions, Inc. ..................... 536,602 $ 14,552,646
FMC Corp. ............................. 298,565 17,182,416
Huntsman Corp. ......................... 391,790 8,921,058
International Flavors & Fragrances, Inc. .......... 613,219 58,384,581
Linde PLC ............................. 1,152,787 505,854,464
LyondellBasell Industries NV , Class A ........... 624,289 59,719,486
Mosaic Co. (The) ......................... 767,122 22,169,826
NewMarket Corp. ......................... 16,436 8,473,909
Olin Corp. .............................. 286,329 13,500,412
PPG Industries, Inc. ....................... 560,470 70,557,568
RPM International, Inc. ..................... 235,915 25,403,327
Scotts Miracle-Gro Co. (The) , Class A ........... 101,831 6,625,125
Sherwin-Williams Co. (The) .................. 50,071 14,942,689
Westlake Corp.
(b)
......................... 80,395 11,642,804
1,406,196,126
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 10,576 7,405,950
Clean Harbors, Inc.
(a)
...................... 123,599 27,951,914
Copart, Inc.
(a)
........................... 142,259 7,704,747
MSA Safety, Inc. ......................... 88,734 16,654,484
RB Global, Inc. .......................... 439,066 33,527,080
Republic Services, Inc. ..................... 492,271 95,667,946
Stericycle, Inc.
(a)
......................... 221,014 12,847,544
Tetra Tech, Inc. .......................... 100,318 20,513,025
Veralto Corp. ............................ 325,753 31,099,639
Vestis Corp. ............................ 320,360 3,918,003
257,290,332
a
Communications Equipment  —  1 .1%
Ciena Corp.
(a)
........................... 345,119 16,627,833
Cisco Systems, Inc. ....................... 9,728,424 462,197,424
F5, Inc.
(a) (b)
............................. 140,062 24,122,878
Juniper Networks, Inc. ..................... 770,812 28,103,806
Lumentum Holdings, Inc.
(a) (b)
................. 160,014 8,147,913
Motorola Solutions, Inc. .................... 207,135 79,964,467
Ubiquiti, Inc. ............................ 5,515 803,315
619,967,636
a
Construction & Engineering  —  0 .3%
AECOM ............................... 325,456 28,685,692
API Group Corp.
(a)
........................ 545,321 20,520,429
EMCOR Group, Inc. ....................... 67,449 24,624,281
MasTec, Inc.
(a)
........................... 150,231 16,073,215
MDU Resources Group, Inc. ................. 486,982 12,223,248
Quanta Services, Inc. ...................... 241,758 61,428,290
Valmont Industries, Inc. ..................... 47,720 13,096,754
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 312,630 11,767,393
188,419,302
a
Construction Materials  —  0 .5%
CRH PLC , ADR .......................... 1,647,955 123,563,666
Eagle Materials, Inc.
(b)
...................... 19,861 4,318,973
Martin Marietta Materials, Inc.
(b)
............... 138,786 75,194,255
Vulcan Materials Co. ...................... 235,477 58,558,420
261,635,314
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 568,617 22,557,036
American Express Co. ..................... 851,348 197,129,629
Capital One Financial Corp. .................. 908,161 125,734,891
Credit Acceptance Corp.
(a) (b)
.................. 3,158 1,625,360
Discover Financial Services .................. 599,704 78,447,280
OneMain Holdings, Inc. ..................... 270,619 13,122,315
SLM Corp. ............................. 523,106 10,875,374
SoFi Technologies, Inc.
(a) (b)
.................. 2,080,257 13,750,499

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 961,612 $ 45,378,470
508,620,854
a
Consumer Staples Distribution & Retail  —  2 .3%
Albertsons Companies, Inc. , Class A ............ 1,007,223 19,892,654
BJ's Wholesale Club Holdings, Inc.
(a)
............ 316,290 27,782,914
Casey's General Stores, Inc. ................. 73,395 28,004,596
Dollar General Corp. ...................... 526,867 69,667,623
Dollar Tree, Inc.
(a)
......................... 491,798 52,509,272
Grocery Outlet Holding Corp.
(a)
................ 251,572 5,564,773
Kroger Co. (The) ......................... 1,591,197 79,448,466
Maplebear, Inc.
(a) (b)
........................ 412,605 13,261,125
Performance Food Group Co.
(a)
............... 314,020 20,759,862
Sysco Corp. ............................ 452,758 32,322,394
Target Corp. ............................ 1,109,902 164,309,892
U.S. Foods Holding Corp.
(a)
.................. 549,260 29,099,795
Walgreens Boots Alliance, Inc. ................ 1,716,819 20,764,926
Walmart, Inc. ............................ 10,413,681 705,110,341
1,268,498,633
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,448,978 33,731,005
AptarGroup, Inc. ......................... 158,277 22,286,984
Ardagh Group SA
(a)
....................... 42,326 270,463
Avery Dennison Corp. ...................... 119,692 26,170,656
Ball Corp. .............................. 746,680 44,815,734
Berry Global Group, Inc. .................... 277,718 16,343,704
Crown Holdings, Inc. ...................... 280,351 20,855,311
Graphic Packaging Holding Co. ............... 729,139 19,110,733
International Paper Co. ..................... 830,721 35,845,611
Packaging Corp. of America ................. 212,583 38,809,153
Sealed Air Corp. ......................... 185,580 6,456,328
Silgan Holdings, Inc. ....................... 210,500 8,910,465
Sonoco Products Co. ...................... 234,810 11,909,563
Westrock Co. ........................... 613,339 30,826,418
316,342,128
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 333,511 46,131,242
LKQ Corp. ............................. 638,080 26,537,747
72,668,989
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 695,533 5,286,051
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 117,457 12,929,667
Grand Canyon Education, Inc.
(a)
............... 47,451 6,638,869
H&R Block, Inc. .......................... 267,859 14,525,994
Service Corp. International .................. 342,026 24,328,309
63,708,890
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 489,894 28,602,769
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 17,223,991 329,150,468
Frontier Communications Parent, Inc.
(a) (b)
......... 588,633 15,410,412
Iridium Communications, Inc. ................. 261,158 6,952,026
Liberty Global, Ltd. , Class A
(a)
................ 397,705 6,931,998
Liberty Global, Ltd. , Class C
(a)
................ 412,525 7,363,571
Verizon Communications, Inc. ................ 10,110,890 416,973,104
782,781,579
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 614,434 31,274,691
American Electric Power Co., Inc. .............. 1,264,949 110,986,625
Avangrid, Inc. ........................... 170,063 6,042,338
Security Shares Value
a
Electric Utilities (continued)
Constellation Energy Corp. .................. 635,280 $ 127,227,526
Duke Energy Corp. ....................... 1,851,082 185,533,949
Edison International ....................... 912,336 65,514,848
Entergy Corp. ........................... 511,246 54,703,322
Evergy, Inc. ............................. 534,001 28,286,033
Eversource Energy ....................... 842,269 47,765,075
Exelon Corp. ............................ 2,399,730 83,054,655
FirstEnergy Corp. ........................ 1,380,716 52,840,001
IDACORP, Inc. .......................... 121,236 11,293,134
NextEra Energy, Inc. ...................... 4,933,432 349,336,320
NRG Energy, Inc. ......................... 303,058 23,596,096
OGE Energy Corp. ........................ 479,299 17,110,974
PG&E Corp. ............................ 5,126,978 89,517,036
Pinnacle West Capital Corp. ................. 272,231 20,793,004
PPL Corp. ............................. 1,771,120 48,971,468
Southern Co. (The) ....................... 2,627,218 203,793,300
Xcel Energy, Inc. ......................... 1,333,918 71,244,560
1,628,884,955
a
Electrical Equipment  —  1 .5%
Acuity Brands, Inc. ........................ 73,831 17,825,757
AMETEK, Inc. ........................... 553,682 92,304,326
Eaton Corp. PLC ......................... 957,808 300,320,698
Emerson Electric Co. ...................... 1,370,763 151,003,252
GE Vernova, Inc.
(a)
........................ 653,599 112,098,764
Generac Holdings, Inc.
(a) (b)
................... 71,998 9,519,576
Hubbell, Inc. ............................ 128,400 46,927,632
nVent Electric PLC ........................ 396,087 30,344,225
Regal Rexnord Corp. ...................... 159,168 21,522,697
Rockwell Automation, Inc. ................... 249,576 68,703,281
Sensata Technologies Holding PLC ............ 358,289 13,396,426
863,966,634
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 1,181,605 79,604,729
Arrow Electronics, Inc.
(a) (b)
................... 129,095 15,589,512
Avnet, Inc. ............................. 215,266 11,084,046
CDW Corp. ............................. 160,129 35,843,275
Cognex Corp. ........................... 389,883 18,230,929
Coherent Corp.
(a)
......................... 316,975 22,968,009
Corning, Inc. ............................ 1,838,206 71,414,303
Crane NXT Co. .......................... 117,513 7,217,649
IPG Photonics Corp.
(a)
..................... 68,189 5,754,470
Jabil, Inc.
(b)
............................. 258,557 28,128,416
Keysight Technologies, Inc.
(a)
................. 417,888 57,146,184
Littelfuse, Inc. ........................... 58,516 14,956,105
TD SYNNEX Corp. ........................ 180,710 20,853,934
Teledyne Technologies, Inc.
(a)
................. 112,529 43,659,001
Trimble, Inc.
(a)
........................... 583,983 32,656,329
Vontier Corp.
(b)
.......................... 370,269 14,144,276
Zebra Technologies Corp. , Class A
(a)
............ 96,401 29,781,161
509,032,328
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 2,393,838 84,191,282
Halliburton Co. .......................... 2,114,255 71,419,534
NOV, Inc. .............................. 944,129 17,947,892
Schlumberger Ltd. ........................ 3,427,498 161,709,356
TechnipFMC PLC ........................ 1,028,391 26,892,425
362,160,489
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 641,359 89,360,549
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 35,821 2,300,783

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 302,558 $ 21,735,767
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 50,405 1,890,692
Liberty Media Corp.-Liberty Live , Series C
(a) (b)
...... 120,319 4,604,608
Madison Square Garden Sports Corp. , Class A
(a)
.... 41,009 7,715,023
Playtika Holding Corp. ..................... 168,660 1,327,354
Roku, Inc. , Class A
(a) (b)
..................... 257,560 15,435,571
Take-Two Interactive Software, Inc.
(a) (b)
.......... 402,406 62,570,109
TKO Group Holdings, Inc. , Class A ............. 163,268 17,631,311
Walt Disney Co. (The) ..................... 4,406,764 437,547,598
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,821,136 43,309,252
705,428,617
a
Financial Services  —  4 .4%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 546,145 16,499,040
Apollo Global Management, Inc. ............... 315,377 37,236,562
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,391,817 1,786,591,156
Block, Inc. , Class A
(a)
...................... 770,046 49,660,267
Euronet Worldwide, Inc.
(a)
................... 103,604 10,723,014
Fidelity National Information Services, Inc. ........ 1,348,120 101,594,323
Fiserv, Inc.
(a) (b)
........................... 952,953 142,028,115
Global Payments, Inc. ..................... 610,438 59,029,355
Jack Henry & Associates, Inc. ................ 173,908 28,872,206
MGIC Investment Corp. .................... 639,629 13,784,005
PayPal Holdings, Inc.
(a)
..................... 2,509,970 145,653,559
Rocket Companies, Inc. , Class A
(a) (b)
............ 331,866 4,546,564
UWM Holdings Corp. , Class A ................ 70,787 490,554
Voya Financial, Inc. ....................... 242,971 17,287,387
Western Union Co. (The) ................... 499,172 6,099,882
WEX, Inc.
(a)
............................. 90,773 16,079,529
2,436,175,518
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 1,182,565 71,486,054
Bunge Global SA ......................... 337,734 36,059,859
Campbell Soup Co. ....................... 460,391 20,805,069
Conagra Brands, Inc. ...................... 1,142,709 32,475,790
Darling Ingredients, Inc.
(a) (b)
.................. 380,146 13,970,366
Flowers Foods, Inc. ....................... 449,336 9,975,259
Freshpet, Inc.
(a)
.......................... 76,004 9,834,158
General Mills, Inc. ........................ 1,354,545 85,688,517
Hershey Co. (The) ........................ 304,651 56,003,993
Hormel Foods Corp. ....................... 695,259 21,198,447
Ingredion, Inc. ........................... 157,112 18,020,746
J M Smucker Co. (The) ..................... 247,456 26,982,602
Kellanova .............................. 628,706 36,263,762
Kraft Heinz Co. (The) ...................... 2,131,652 68,681,827
Lamb Weston Holdings, Inc. ................. 234,267 19,697,169
McCormick & Co., Inc. , NVS ................. 604,082 42,853,577
Mondelez International, Inc. , Class A ............ 3,212,763 210,243,211
Pilgrim's Pride Corp.
(a)
..................... 89,599 3,448,666
Post Holdings, Inc.
(a)
....................... 118,436 12,336,294
Seaboard Corp. .......................... 643 2,032,356
Tyson Foods, Inc. , Class A .................. 674,519 38,542,016
836,599,738
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 360,729 42,079,038
National Fuel Gas Co. ..................... 218,424 11,836,396
UGI Corp. .............................. 503,113 11,521,288
65,436,722
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 25,025 2,615,613
CSX Corp. ............................. 4,687,209 156,787,141
Security Shares Value
a
Ground Transportation (continued)
JB Hunt Transport Services, Inc. .............. 199,121 $ 31,859,360
Knight-Swift Transportation Holdings, Inc. , Class A .. 375,193 18,729,635
Landstar System, Inc. ...................... 85,282 15,732,823
Lyft, Inc. , Class A
(a)
........................ 269,199 3,795,706
Norfolk Southern Corp. ..................... 542,081 116,379,370
Ryder System, Inc. ........................ 103,299 12,796,680
Saia, Inc.
(a) (b)
............................ 26,415 12,528,370
Schneider National, Inc. , Class B .............. 112,553 2,719,281
U-Haul Holding Co.
(a)
...................... 14,235 878,726
U-Haul Holding Co. , Series N , NVS
(b)
........... 136,338 8,183,007
Union Pacific Corp. ....................... 762,580 172,541,351
555,547,063
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 4,150,030 431,229,617
Align Technology, Inc.
(a)
..................... 74,398 17,961,909
Baxter International, Inc. .................... 1,221,175 40,848,304
Becton Dickinson & Co. .................... 693,539 162,087,000
Boston Scientific Corp.
(a)
.................... 3,523,969 271,380,853
Cooper Cos., Inc. The
(a) (b)
................... 468,039 40,859,805
Dentsply Sirona, Inc. ...................... 496,273 12,362,160
Edwards Lifesciences Corp.
(a)
................ 1,159,959 107,145,413
Enovis Corp.
(a) (b)
.......................... 139,063 6,285,648
Envista Holdings Corp.
(a)
.................... 426,714 7,096,254
GE HealthCare Technologies, Inc. ............. 926,418 72,186,491
Globus Medical, Inc. , Class A
(a)
............... 268,450 18,386,140
Hologic, Inc.
(a)
........................... 554,179 41,147,791
Masimo Corp.
(a)
.......................... 49,301 6,208,968
Medtronic PLC .......................... 3,189,239 251,025,002
QuidelOrtho Corp.
(a) (b)
...................... 140,493 4,667,177
ResMed, Inc. ........................... 253,508 48,526,501
Solventum Corp.
(a) (b)
....................... 332,394 17,576,995
STERIS PLC ............................ 236,356 51,889,596
Stryker Corp. ........................... 610,349 207,671,247
Teleflex, Inc. ............................ 112,928 23,752,146
Zimmer Biomet Holdings, Inc. ................ 490,321 53,214,538
1,893,509,555
a
Health Care Providers & Services  —  4 .2%
Acadia Healthcare Co., Inc.
(a)
................. 218,177 14,735,675
Amedisys, Inc.
(a)
......................... 76,840 7,053,912
Cardinal Health, Inc. ....................... 237,154 23,316,981
Centene Corp.
(a) (b)
........................ 1,279,417 84,825,347
Chemed Corp. ........................... 31,964 17,343,027
Cigna Group (The) ........................ 607,860 200,940,280
CVS Health Corp. ........................ 3,026,224 178,728,790
Elevance Health, Inc. ...................... 468,604 253,917,764
Encompass Health Corp. ................... 239,771 20,569,954
HCA Healthcare, Inc. ...................... 350,082 112,474,345
Henry Schein, Inc.
(a) (b)
...................... 306,310 19,634,471
Humana, Inc. ........................... 289,139 108,036,787
Labcorp Holdings, Inc. ..................... 201,568 41,021,104
McKesson Corp. ......................... 179,385 104,768,015
Molina Healthcare, Inc.
(a)
.................... 51,388 15,277,652
Premier, Inc. , Class A ...................... 314,419 5,870,203
Quest Diagnostics, Inc. ..................... 266,183 36,435,129
R1 RCM, Inc.
(a) (b)
......................... 407,698 5,120,687
Tenet Healthcare Corp.
(a)
.................... 232,470 30,925,484
UnitedHealth Group, Inc. .................... 2,056,522 1,047,304,394
Universal Health Services, Inc. , Class B ......... 138,781 25,664,770
2,353,964,771
a
Health Care REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 415,386 48,587,700
Healthcare Realty Trust, Inc. , Class A ........... 911,586 15,022,937

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Healthpeak Properties, Inc. .................. 1,699,900 $ 33,318,040
Medical Properties Trust, Inc.
(b)
................ 1,423,229 6,134,117
Omega Healthcare Investors, Inc. .............. 591,593 20,262,060
Ventas, Inc. ............................ 967,107 49,573,905
Welltower, Inc. ........................... 1,419,602 147,993,509
320,892,268
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 288,376 3,994,008
Doximity, Inc. , Class A
(a) (b)
................... 265,616 7,429,279
11,423,287
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,671,258 30,049,219
Park Hotels & Resorts, Inc. .................. 497,923 7,458,886
37,508,105
a
Hotels, Restaurants & Leisure  —  1 .9%
Aramark ............................... 627,870 21,360,137
Booking Holdings, Inc. ..................... 4,986 19,752,039
Boyd Gaming Corp. ....................... 164,630 9,071,113
Caesars Entertainment, Inc.
(a) (b)
............... 515,725 20,494,911
Carnival Corp.
(a)
.......................... 2,393,137 44,799,525
Choice Hotels International, Inc. ............... 10,417 1,239,623
Darden Restaurants, Inc. ................... 134,734 20,387,949
Domino's Pizza, Inc. ....................... 54,282 28,027,425
DoorDash, Inc. , Class A
(a)
................... 105,653 11,492,933
Dutch Bros, Inc. , Class A
(a)
.................. 132,813 5,498,458
Hilton Worldwide Holdings, Inc. ............... 286,968 62,616,418
Hyatt Hotels Corp. , Class A .................. 89,767 13,637,403
Marriott International, Inc. , Class A ............. 563,412 136,216,119
Marriott Vacations Worldwide Corp. ............. 83,445 7,286,417
McDonald's Corp. ........................ 1,618,170 412,374,443
MGM Resorts International
(a)
................. 584,750 25,986,290
Penn Entertainment, Inc.
(a) (b)
................. 388,987 7,528,843
Planet Fitness, Inc. , Class A
(a) (b)
............... 95,366 7,017,984
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 371,278 59,192,852
Starbucks Corp. .......................... 608,929 47,405,123
Travel + Leisure Co. ....................... 164,159 7,383,872
Vail Resorts, Inc. ......................... 14,567 2,623,954
Wendy's Co. (The) ........................ 210,109 3,563,449
Wyndham Hotels & Resorts, Inc. .............. 171,725 12,707,650
Wynn Resorts Ltd. ........................ 226,593 20,280,073
Yum! Brands, Inc. ........................ 416,265 55,138,462
1,063,083,465
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 711,221 100,232,376
Garmin Ltd. ............................. 371,364 60,502,623
Leggett & Platt, Inc. ....................... 348,745 3,996,618
Lennar Corp. , Class A ...................... 578,371 86,680,462
Lennar Corp. , Class B
(b)
.................... 27,220 3,795,284
Mohawk Industries, Inc.
(a)
................... 127,238 14,452,964
Newell Brands, Inc. ....................... 1,012,926 6,492,856
NVR, Inc.
(a)
............................. 7,131 54,114,021
PulteGroup, Inc. ......................... 501,608 55,227,041
SharkNinja, Inc. .......................... 127,274 9,564,641
Toll Brothers, Inc. ......................... 248,716 28,647,109
TopBuild Corp.
(a)
......................... 70,055 26,990,090
Whirlpool Corp. .......................... 126,866 12,965,705
463,661,790
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 585,091 60,662,235
Colgate-Palmolive Co. ..................... 877,302 85,133,386
Kimberly-Clark Corp. ...................... 475,110 65,660,202
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 4,398,996 $ 725,482,420
Reynolds Consumer Products, Inc. ............. 147,574 4,129,121
Spectrum Brands Holdings, Inc. ............... 70,269 6,038,215
947,105,579
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,700,460 29,877,082
Brookfield Renewable Corp. , Class A ........... 323,976 9,194,439
Clearway Energy, Inc. , Class A ................ 89,913 2,037,429
Clearway Energy, Inc. , Class C ............... 196,503 4,851,659
45,960,609
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,079,125 110,275,784
Honeywell International, Inc. ................. 1,321,133 282,114,741
392,390,525
a
Industrial REITs  —  0 .6%
Americold Realty Trust, Inc. .................. 681,321 17,400,938
EastGroup Properties, Inc. .................. 114,539 19,483,084
First Industrial Realty Trust, Inc. ............... 316,641 15,043,614
Prologis, Inc. ............................ 2,216,896 248,979,590
Rexford Industrial Realty, Inc. ................ 517,046 23,055,081
STAG Industrial, Inc. ...................... 433,868 15,645,280
339,607,587
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 1,371,771 122,512,868
Allstate Corp. (The) ....................... 531,729 84,895,852
American Financial Group, Inc. ............... 172,093 21,170,881
American International Group, Inc. ............. 1,616,261 119,991,217
Aon PLC , Class A ........................ 470,945 138,260,033
Arch Capital Group Ltd.
(a)
................... 865,149 87,284,883
Arthur J Gallagher & Co. .................... 481,938 124,971,343
Assurant, Inc. ........................... 124,717 20,734,201
Assured Guaranty Ltd. ..................... 127,087 9,804,762
Axis Capital Holdings Ltd. ................... 186,158 13,152,063
Brighthouse Financial, Inc.
(a)
................. 148,898 6,453,239
Brown & Brown, Inc. ....................... 320,731 28,676,559
Chubb Ltd. ............................. 970,686 247,602,585
Cincinnati Financial Corp. ................... 367,135 43,358,643
CNA Financial Corp. ....................... 52,620 2,424,203
Everest Group Ltd. ........................ 86,368 32,907,935
Fidelity National Financial, Inc. ................ 527,931 30,714,036
First American Financial Corp. ................ 239,575 12,925,071
Globe Life, Inc. .......................... 227,777 18,741,492
Hanover Insurance Group, Inc. (The) ........... 85,566 10,733,399
Hartford Financial Services Group, Inc. (The) ...... 711,956 71,580,056
Kemper Corp. ........................... 145,235 8,616,793
Lincoln National Corp. ..................... 396,467 12,330,124
Loews Corp.
(b)
........................... 434,418 32,468,401
Markel Group, Inc.
(a)
....................... 23,524 37,065,826
Marsh & McLennan Companies, Inc. ............ 1,020,825 215,108,244
MetLife, Inc. ............................ 1,429,920 100,366,085
Old Republic International Corp. ............... 604,032 18,664,589
Primerica, Inc. ........................... 82,854 19,601,599
Principal Financial Group, Inc. ................ 559,461 43,889,715
Progressive Corp. (The) .................... 220,187 45,735,042
Prudential Financial, Inc. .................... 862,077 101,026,804
Reinsurance Group of America, Inc. ............ 157,502 32,330,435
RenaissanceRe Holdings Ltd. ................ 124,319 27,786,540
RLI Corp. .............................. 93,264 13,121,312
Travelers Companies, Inc. (The) ............... 548,035 111,437,437
Unum Group ............................ 421,972 21,566,989
W R Berkley Corp. ........................ 496,515 39,016,149

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
White Mountains Insurance Group Ltd.
(b)
......... 5,981 $ 10,870,168
Willis Towers Watson PLC ................... 245,123 64,256,543
2,204,154,116
a
Interactive Media & Services  —  0 .1%
IAC, Inc.
(a) (b)
............................ 178,364 8,356,353
Match Group, Inc.
(a)
....................... 634,763 19,284,100
TripAdvisor, Inc.
(a) (b)
....................... 244,998 4,363,414
Trump Media & Technology Group Corp.
(a)
........ 51,694 1,692,979
ZoomInfo Technologies, Inc.
(a) (b)
............... 748,236 9,554,974
43,251,820
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 1,505,487 456,779,811
Akamai Technologies, Inc.
(a)
.................. 361,015 32,520,231
Amdocs Ltd. ............................ 274,635 21,674,194
Cognizant Technology Solutions Corp. , Class A ..... 1,193,722 81,173,096
DXC Technology Co.
(a) (b)
.................... 435,004 8,304,226
EPAM Systems, Inc.
(a)
...................... 124,824 23,480,643
Globant SA
(a)
............................ 25,008 4,457,926
International Business Machines Corp. .......... 2,201,075 380,675,921
Kyndryl Holdings, Inc.
(a)
..................... 545,119 14,342,081
Okta, Inc. , Class A
(a)
....................... 204,940 19,184,433
Twilio, Inc. , Class A
(a)
...................... 334,947 19,028,339
VeriSign, Inc.
(a)
.......................... 194,487 34,579,789
1,096,200,690
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 164,355 11,960,113
Hasbro, Inc. ............................ 42,016 2,457,936
Mattel, Inc.
(a)
............................ 821,452 13,356,810
Polaris, Inc. ............................. 130,043 10,183,667
YETI Holdings, Inc.
(a)
...................... 143,364 5,469,337
43,427,863
a
Life Sciences Tools & Services  —  2 .5%
10X Genomics, Inc. , Class A
(a)
................ 82,352 1,601,746
Agilent Technologies, Inc. ................... 702,476 91,061,964
Avantor, Inc.
(a) (b)
.......................... 1,626,420 34,480,104
Azenta, Inc.
(a) (b)
.......................... 131,420 6,915,320
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 46,291 12,642,535
Bio-Techne Corp. ......................... 372,448 26,685,899
Bruker Corp. ............................ 92,010 5,871,158
Charles River Laboratories International, Inc.
(a)
..... 122,475 25,300,886
Danaher Corp. .......................... 1,588,308 396,838,754
Fortrea Holdings, Inc.
(a) (b)
.................... 192,575 4,494,701
Illumina, Inc.
(a)
........................... 382,017 39,874,934
IQVIA Holdings, Inc.
(a)
...................... 383,424 81,071,171
Mettler-Toledo International, Inc.
(a)
............. 50,607 70,727,837
QIAGEN NV
(a)
........................... 529,683 21,764,674
Repligen Corp.
(a) (b)
........................ 114,479 14,431,223
Revvity, Inc. ............................ 295,022 30,936,007
Sotera Health Co.
(a) (b)
...................... 301,113 3,574,211
Thermo Fisher Scientific, Inc. ................. 916,250 506,686,250
Waters Corp.
(a)
.......................... 55,120 15,991,414
West Pharmaceutical Services, Inc. ............ 68,417 22,535,876
1,413,486,664
a
Machinery  —  3 .5%
AGCO Corp. ............................ 149,220 14,605,654
Allison Transmission Holdings, Inc. ............. 212,156 16,102,640
Caterpillar, Inc. .......................... 1,006,563 335,286,135
CNH Industrial N.V. ....................... 2,093,270 21,204,825
Crane Co. .............................. 117,258 17,000,065
Cummins, Inc. ........................... 327,672 90,742,207
Deere & Co. ............................ 611,151 228,344,348
Security Shares Value
a
Machinery (continued)
Donaldson Co., Inc. ....................... 287,905 $ 20,602,482
Dover Corp. ............................ 328,849 59,340,802
Esab Corp. ............................. 135,580 12,802,819
Flowserve Corp. ......................... 314,846 15,144,093
Fortive Corp. ............................ 843,873 62,530,989
Gates Industrial Corp. PLC
(a) (b)
................ 491,378 7,768,686
Graco, Inc. ............................. 401,071 31,796,909
IDEX Corp. ............................. 181,665 36,550,998
Illinois Tool Works, Inc. ..................... 443,970 105,203,131
Ingersoll Rand, Inc.
(b)
...................... 967,898 87,923,854
ITT, Inc. ............................... 197,552 25,519,767
Lincoln Electric Holdings, Inc. ................ 95,414 17,998,897
Middleby Corp. (The)
(a) (b)
.................... 127,673 15,653,987
Nordson Corp. ........................... 136,057 31,557,061
Oshkosh Corp. .......................... 156,403 16,922,805
Otis Worldwide Corp. ...................... 968,914 93,267,662
PACCAR, Inc. ........................... 1,233,679 126,994,916
Parker-Hannifin Corp. ...................... 306,880 155,222,973
Pentair PLC ............................ 395,892 30,353,040
RBC Bearings, Inc.
(a) (b)
..................... 68,148 18,384,967
Snap-on, Inc. ........................... 124,060 32,428,043
Stanley Black & Decker, Inc. ................. 368,531 29,441,942
Timken Co. (The) ......................... 161,170 12,914,552
Toro Co. (The) ........................... 250,381 23,413,127
Westinghouse Air Brake Technologies Corp. ....... 419,515 66,304,346
Xylem, Inc. ............................. 579,523 78,600,705
1,937,929,427
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 139,086 16,652,767
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a)
......... 225,034 67,276,165
Comcast Corp. , Class A .................... 9,337,258 365,647,023
Fox Corp. , Class A , NVS .................... 570,113 19,594,784
Fox Corp. , Class B ........................ 317,040 10,151,620
Interpublic Group of Companies, Inc. (The) ....... 903,369 26,279,004
Liberty Broadband Corp. , Class A
(a) (b)
............ 33,653 1,837,454
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 199,771 10,951,446
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 190,961 4,229,786
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 353,492 7,833,383
New York Times Co. (The) , Class A ............. 385,480 19,740,431
News Corp. , Class A , NVS .................. 912,497 25,157,542
News Corp. , Class B ...................... 272,531 7,737,155
Nexstar Media Group, Inc. ................... 45,493 7,552,293
Omnicom Group, Inc. ...................... 464,220 41,640,534
Paramount Global , Class A
(b)
................. 26,114 479,975
Paramount Global , Class B , NVS .............. 1,418,891 14,742,278
Sirius XM Holdings, Inc.
(b)
................... 1,465,554 4,147,518
634,998,391
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 427,928 17,022,976
ATI, Inc.
(a)
.............................. 295,853 16,405,049
Cleveland-Cliffs, Inc.
(a) (b)
.................... 755,295 11,623,990
Freeport-McMoRan, Inc. .................... 3,433,145 166,850,847
MP Materials Corp. , Class A
(a) (b)
............... 314,032 3,997,627
Newmont Corp. .......................... 2,768,928 115,935,015
Nucor Corp. ............................ 574,880 90,877,030
Reliance, Inc. ........................... 136,927 39,106,351
Royal Gold, Inc. .......................... 157,466 19,708,445
Steel Dynamics, Inc. ....................... 356,401 46,153,930

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
United States Steel Corp. ................... 534,244 $ 20,194,423
547,875,683
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 1,664,348 15,877,880
Annaly Capital Management, Inc. .............. 1,199,890 22,869,903
Rithm Capital Corp. ....................... 1,157,509 12,628,423
Starwood Property Trust, Inc. ................. 710,626 13,459,257
64,835,463
a
Multi-Utilities  —  1 .2%
Ameren Corp. ........................... 638,076 45,373,584
CenterPoint Energy, Inc. .................... 1,519,130 47,062,648
CMS Energy Corp. ........................ 713,724 42,487,990
Consolidated Edison, Inc. ................... 830,603 74,272,520
Dominion Energy, Inc. ...................... 2,010,056 98,492,744
DTE Energy Co. ......................... 495,785 55,037,093
NiSource, Inc. ........................... 1,077,584 31,045,195
Public Service Enterprise Group, Inc. ........... 1,195,972 88,143,136
Sempra ............................... 1,519,516 115,574,387
WEC Energy Group, Inc. .................... 758,519 59,513,401
657,002,698
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 376,562 23,181,157
Cousins Properties, Inc. .................... 363,196 8,407,987
Highwoods Properties, Inc. .................. 250,047 6,568,735
Kilroy Realty Corp. ........................ 280,217 8,734,364
Vornado Realty Trust ...................... 420,204 11,047,163
57,939,406
a
Oil, Gas & Consumable Fuels  —  6 .9%
Antero Midstream Corp. .................... 502,266 7,403,401
Antero Resources Corp.
(a)
................... 695,547 22,695,699
APA Corp. ............................. 867,671 25,544,234
Cheniere Energy, Inc. ...................... 269,331 47,087,139
Chesapeake Energy Corp. .................. 314,726 25,867,330
Chevron Corp. ........................... 4,133,873 646,620,415
Chord Energy Corp. ....................... 148,158 24,843,133
Civitas Resources, Inc. ..................... 173,723 11,986,887
ConocoPhillips .......................... 2,811,342 321,561,298
Coterra Energy, Inc. ....................... 1,779,094 47,448,437
Devon Energy Corp. ....................... 1,509,176 71,534,942
Diamondback Energy, Inc. ................... 426,458 85,372,627
DT Midstream, Inc. ........................ 232,840 16,538,625
EOG Resources, Inc. ...................... 1,380,281 173,735,969
EQT Corp. ............................. 1,050,899 38,862,245
Exxon Mobil Corp. ........................ 10,768,113 1,239,625,169
Hess Corp. ............................. 236,515 34,890,693
HF Sinclair Corp. ......................... 388,459 20,720,403
Kinder Morgan, Inc. , Class P ................. 4,649,516 92,385,883
Marathon Oil Corp. ........................ 1,369,770 39,271,306
Marathon Petroleum Corp. .................. 844,868 146,567,701
Matador Resources Co. .................... 260,418 15,520,913
New Fortress Energy, Inc. , Class A ............. 73,533 1,616,255
Occidental Petroleum Corp. .................. 1,528,345 96,331,585
ONEOK, Inc. ............................ 1,399,501 114,129,307
Ovintiv, Inc. ............................. 643,136 30,143,784
Permian Resources Corp. , Class A ............. 1,185,016 19,138,008
Phillips 66 .............................. 1,016,369 143,480,812
Range Resources Corp. .................... 568,446 19,059,994
Southwestern Energy Co.
(a)
.................. 2,629,813 17,698,641
Valero Energy Corp. ....................... 781,987 122,584,282
Viper Energy, Inc. ........................ 155,030 5,818,276
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The) ............... 2,918,911 $ 124,053,718
3,850,139,111
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,644 3,840,201
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 300,863 12,154,865
American Airlines Group, Inc.
(a) (b)
.............. 1,456,499 16,502,134
Delta Air Lines, Inc. ....................... 1,544,868 73,288,538
Southwest Airlines Co. ..................... 1,432,708 40,989,776
United Airlines Holdings, Inc.
(a) (b)
............... 785,038 38,199,949
181,135,262
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 312,457 17,853,793
Coty, Inc. , Class A
(a)
....................... 984,468 9,864,369
Estee Lauder Companies, Inc. (The) , Class A ...... 353,302 37,591,333
Kenvue, Inc. ............................ 4,592,811 83,497,304
148,806,799
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 4,866,449 202,103,627
Catalent, Inc.
(a)
.......................... 433,966 24,401,908
Elanco Animal Health, Inc.
(a)
.................. 1,180,409 17,033,302
Jazz Pharmaceuticals PLC
(a)
................. 145,922 15,574,255
Johnson & Johnson ....................... 5,787,948 845,966,480
Organon & Co. .......................... 616,858 12,768,960
Perrigo Co. PLC ......................... 324,939 8,344,433
Pfizer, Inc. ............................. 13,603,099 380,614,710
Royalty Pharma PLC , Class A ................ 938,427 24,746,320
Viatris, Inc. ............................. 2,846,030 30,253,299
Zoetis, Inc. , Class A ....................... 192,013 33,287,374
1,595,094,668
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 71,006 16,948,422
Broadridge Financial Solutions, Inc. ............ 24,429 4,812,513
CACI International, Inc. , Class A
(a)
............. 52,925 22,764,630
Clarivate PLC
(a) (b)
......................... 978,725 5,568,945
Concentrix Corp. ......................... 115,368 7,300,487
Dayforce, Inc.
(a) (b)
......................... 317,700 15,757,920
Dun & Bradstreet Holdings, Inc. ............... 735,402 6,809,822
Equifax, Inc. ............................ 235,391 57,072,902
FTI Consulting, Inc.
(a) (b)
..................... 84,322 18,173,921
Genpact Ltd. ............................ 421,184 13,557,913
Jacobs Solutions, Inc. ...................... 298,942 41,765,187
KBR, Inc. .............................. 291,674 18,707,970
Leidos Holdings, Inc. ...................... 323,292 47,161,837
ManpowerGroup, Inc. ...................... 114,607 7,999,569
Parsons Corp.
(a)
.......................... 109,690 8,973,739
Paychex, Inc. ........................... 494,411 58,617,368
Paycom Software, Inc. ..................... 45,176 6,461,975
Paycor HCM, Inc.
(a) (b)
...................... 157,144 1,995,729
Robert Half, Inc. ......................... 245,039 15,677,595
Science Applications International Corp. ......... 122,513 14,401,403
SS&C Technologies Holdings, Inc. ............. 515,334 32,295,982
TransUnion ............................. 438,804 32,541,705
455,367,534
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 733,604 65,371,452
CoStar Group, Inc.
(a)
....................... 973,393 72,167,357
Howard Hughes Holdings, Inc.
(a) (b)
.............. 74,249 4,812,820
Jones Lang LaSalle, Inc.
(a)
................... 78,178 16,048,380
Zillow Group, Inc. , Class A
(a)
................. 112,760 5,078,711

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 380,288 $ 17,641,560
181,120,280
a
Residential REITs  —  0 .8%
American Homes 4 Rent , Class A .............. 809,570 30,083,621
AvalonBay Communities, Inc. ................ 340,188 70,381,495
Camden Property Trust ..................... 248,109 27,071,173
Equity LifeStyle Properties, Inc. ............... 441,852 28,777,821
Equity Residential ........................ 905,829 62,810,183
Essex Property Trust, Inc. ................... 153,084 41,669,465
Invitation Homes, Inc. ...................... 1,467,531 52,669,688
Mid-America Apartment Communities, Inc. ........ 278,461 39,711,323
Sun Communities, Inc. ..................... 295,754 35,591,036
UDR, Inc. .............................. 787,175 32,392,251
421,158,056
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 237,461 14,708,334
Brixmor Property Group, Inc. ................. 718,463 16,589,311
Federal Realty Investment Trust ............... 197,612 19,952,884
Kimco Realty Corp. ....................... 1,579,606 30,739,133
NNN REIT, Inc. .......................... 434,581 18,513,150
Realty Income Corp. ....................... 2,067,062 109,182,215
Regency Centers Corp. .................... 440,761 27,415,334
Simon Property Group, Inc. .................. 577,294 87,633,229
324,733,590
a
Semiconductors & Semiconductor Equipment  —  3 .9%
Advanced Micro Devices, Inc.
(a)
............... 1,313,210 213,015,794
Allegro MicroSystems, Inc.
(a)
................. 180,343 5,092,886
Amkor Technology, Inc. ..................... 270,314 10,817,966
Analog Devices, Inc. ....................... 1,188,791 271,353,434
Applied Materials, Inc. ..................... 161,685 38,156,043
Astera Labs, Inc.
(a)
........................ 50,182 3,036,513
Cirrus Logic, Inc.
(a)
........................ 128,912 16,456,906
First Solar, Inc.
(a)
......................... 255,684 57,646,515
GlobalFoundries, Inc.
(a) (b)
.................... 242,075 12,239,312
Intel Corp. ............................. 10,224,202 316,643,536
Lattice Semiconductor Corp.
(a)
................ 43,755 2,537,353
MACOM Technology Solutions Holdings, Inc.
(a)
..... 133,754 14,909,558
Marvell Technology, Inc. .................... 1,891,066 132,185,513
Microchip Technology, Inc. ................... 1,271,744 116,364,576
Micron Technology, Inc. ..................... 2,644,781 347,868,045
MKS Instruments, Inc. ..................... 150,844 19,697,210
ON Semiconductor Corp.
(a)
.................. 1,029,582 70,577,846
Onto Innovation, Inc.
(a)
..................... 87,250 19,156,610
Qorvo, Inc.
(a)
............................ 230,981 26,803,035
QUALCOMM, Inc. ........................ 166,119 33,087,582
Skyworks Solutions, Inc. .................... 385,158 41,050,140
Teradyne, Inc. ........................... 32,663 4,843,596
Texas Instruments, Inc. ..................... 1,919,610 373,421,733
Universal Display Corp. .................... 55,476 11,663,829
Wolfspeed, Inc.
(a) (b)
........................ 298,442 6,792,540
2,165,418,071
a
Software  —  1 .1%
ANSYS, Inc.
(a)
........................... 209,225 67,265,837
Aspen Technology, Inc.
(a)
.................... 64,482 12,808,060
BILL Holdings, Inc.
(a)
....................... 184,417 9,704,023
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,016,625 11,294,704
Dolby Laboratories, Inc. , Class A .............. 140,143 11,103,530
DoubleVerify Holdings, Inc.
(a)
................. 151,492 2,949,549
Dropbox, Inc. , Class A
(a)
.................... 414,360 9,310,669
Fair Isaac Corp.
(a)
......................... 8,872 13,207,391
Fortinet, Inc.
(a)
........................... 278,536 16,787,365
Security Shares Value
a
Software (continued)
Gen Digital, Inc. .......................... 1,349,573 $ 33,712,334
Guidewire Software, Inc.
(a) (b)
.................. 106,962 14,748,990
HashiCorp, Inc. , Class A
(a)
................... 50,280 1,693,933
Informatica, Inc. , Class A
(a) (b)
................. 153,128 4,728,593
MicroStrategy, Inc. , Class A
(a)
................. 35,192 48,476,276
nCino, Inc.
(a) (b)
........................... 75,387 2,370,921
Nutanix, Inc. , Class A
(a)
..................... 416,939 23,702,982
PTC, Inc.
(a) (b)
............................ 111,566 20,268,195
Roper Technologies, Inc. .................... 256,133 144,371,927
Salesforce, Inc. .......................... 341,961 87,918,173
SentinelOne, Inc. , Class A
(a)
.................. 461,150 9,707,207
Tyler Technologies, Inc.
(a) (b)
.................. 15,247 7,665,887
UiPath, Inc. , Class A
(a)
..................... 131,535 1,667,864
Unity Software, Inc.
(a) (b)
..................... 396,526 6,447,513
Zoom Video Communications, Inc. , Class A
(a)
...... 597,679 35,376,620
597,288,543
a
Specialized REITs  —  1 .5%
Crown Castle, Inc. ........................ 1,042,662 101,868,077
CubeSmart ............................. 536,485 24,233,027
Digital Realty Trust, Inc. .................... 774,541 117,768,959
EPR Properties .......................... 179,142 7,520,381
Equinix, Inc. ............................ 215,153 162,784,760
Extra Space Storage, Inc. ................... 501,574 77,949,615
Gaming and Leisure Properties, Inc. ............ 624,553 28,236,041
Iron Mountain, Inc. ........................ 299,151 26,809,913
Lamar Advertising Co. , Class A ............... 156,175 18,667,598
National Storage Affiliates Trust ............... 171,735 7,078,917
Public Storage ........................... 321,641 92,520,034
Rayonier, Inc. ........................... 354,205 10,303,823
SBA Communications Corp. , Class A ............ 257,339 50,515,646
VICI Properties, Inc. ....................... 2,500,184 71,605,270
Weyerhaeuser Co. ........................ 1,748,137 49,629,609
847,491,670
a
Specialty Retail  —  1 .7%
Advance Auto Parts, Inc. .................... 142,720 9,038,458
AutoNation, Inc.
(a) (b)
....................... 61,805 9,850,481
AutoZone, Inc.
(a)
......................... 3,605 10,685,581
Bath & Body Works, Inc. .................... 539,515 21,068,061
Best Buy Co., Inc. ........................ 516,905 43,569,922
CarMax, Inc.
(a) (b)
.......................... 350,574 25,711,097
Carvana Co. , Class A
(a)
..................... 164,354 21,155,647
Dick's Sporting Goods, Inc. .................. 124,046 26,651,283
Five Below, Inc.
(a)
......................... 26,586 2,897,076
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 159,841 15,889,794
GameStop Corp. , Class A
(a) (b)
................. 645,310 15,932,704
Gap, Inc. (The) .......................... 481,225 11,496,465
Home Depot, Inc. (The) .................... 480,742 165,490,626
Lithia Motors, Inc. ........................ 64,968 16,401,172
Lowe's Companies, Inc. .................... 1,373,758 302,858,689
O'Reilly Automotive, Inc.
(a) (b)
.................. 10,957 11,571,249
Penske Automotive Group, Inc. ............... 44,240 6,592,645
RH
(a) (b)
................................ 28,702 7,015,917
Ross Stores, Inc. ......................... 606,789 88,178,577
TJX Companies, Inc. (The) .................. 1,111,937 122,424,264
Ulta Beauty, Inc.
(a)
........................ 15,374 5,932,365
Wayfair, Inc. , Class A
(a) (b)
.................... 221,343 11,671,416
Williams-Sonoma, Inc. ..................... 62,256 17,579,227
969,662,716
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Dell Technologies, Inc. , Class C ............... 500,248 68,989,202
Hewlett Packard Enterprise Co. ............... 3,111,756 65,875,874
HP, Inc. ............................... 1,777,984 62,265,000

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 272,750 $ 35,130,200
Pure Storage, Inc. , Class A
(a)
................. 89,008 5,715,204
Western Digital Corp.
(a)
..................... 782,458 59,286,842
297,262,322
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 290,431 3,650,718
Birkenstock Holding PLC
(a)
.................. 60,529 3,293,383
Capri Holdings Ltd.
(a)
...................... 272,027 8,998,653
Carter's, Inc. ............................ 85,976 5,327,933
Columbia Sportswear Co. ................... 79,744 6,306,155
Crocs, Inc.
(a)
............................ 116,922 17,063,597
Nike, Inc. , Class B ........................ 1,102,392 83,087,285
PVH Corp. ............................. 137,353 14,541,562
Ralph Lauren Corp. , Class A ................. 92,329 16,163,115
Skechers USA, Inc. , Class A
(a)
................ 295,893 20,452,124
Tapestry, Inc. ............................ 560,574 23,986,961
Under Armour, Inc. , Class A
(a) (b)
............... 487,415 3,251,058
Under Armour, Inc. , Class C
(a) (b)
............... 525,911 3,434,199
VF Corp. .............................. 838,954 11,325,879
220,882,622
a
Tobacco  —  1 .0%
Altria Group, Inc. ......................... 4,123,449 187,823,102
Philip Morris International, Inc. ................ 3,729,838 377,944,485
565,767,587
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 250,052 11,884,972
Core & Main, Inc. , Class A
(a)
.................. 136,444 6,677,569
Fastenal Co. ............................ 215,535 13,544,219
Ferguson PLC ........................... 452,677 87,660,901
MSC Industrial Direct Co., Inc. , Class A .......... 110,021 8,725,766
SiteOne Landscape Supply, Inc.
(a) (b)
............. 67,466 8,191,047
United Rentals, Inc. ....................... 120,789 78,117,870
Watsco, Inc. ............................ 82,921 38,412,324
WESCO International, Inc. ................... 104,567 16,575,961
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 13,671 $ 12,334,523
282,125,152
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 467,751 60,414,719
Essential Utilities, Inc. ...................... 603,770 22,538,734
82,953,453
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
T-Mobile U.S., Inc. ........................ 1,160,862 204,520,670
204,520,670
a
Total Long-Term Investments — 99.8%
(Cost: $ 49,475,182,064 ) .............................. 55,623,515,581
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(c) (e) (f)
...................... 469,433,198 469,574,028
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (e)
............................ 143,008,749 143,008,749
a
Total Short-Term Securities — 1.1%
(Cost: $ 612,312,702 ) ................................ 612,582,777
Total Investments — 100.9%
(Cost: $ 50,087,494,766 ) .............................. 56,236,098,358
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (506,009,057)
Net Assets — 100.0% ................................. $ 55,730,089,301
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 605,060,820  $ —  $ (135,454,011)
(a)
$ 73,348  $ (106,129) $ 469,574,028  469,433,198  $ 854,571
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 76,868,005  66,140,744
(a)
—  —  —  143,008,749  143,008,749  1,240,819  —
BlackRock, Inc. .. 317,780,595  14,467,379  (35,760,902) 2,725,615  (20,343,156) 278,869,531  354,201  1,957,299  —
$ 2,798,963  $ (20,449,285)
$ 891,452,308
$ 4,052,689  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,949  09/20/24 $ 168,764  $ 767,967
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 55,623,245,118  $ 270,463  $ —  $ 55,623,515,581
Short-Term Securities
Money Market Funds ...................................... 612,582,777  —  —  612,582,777
$ 56,235,827,895  $ 270,463  $ —  $ 56,236,098,358
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 767,967  $ —  $ —  $ 767,967
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust